Hedge accounting (Detail 2) ฿ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 THB (฿)	Dec. 31, 2020 USD ($)
Interest rate risk
Hedged items: Debt issued measured at amortized cost
Carrying amount of designated debt	$ 74,700		$ 70,429
of which: accumulated amount of fair value hedge adjustment	478		2,401
Hedged items: Other financial assets measured at amortized cost - debt securities
Carrying amount of designated debt securities	2,677		3,242
of which: accumulated amount of fair value hedge adjustment	(7)		(38)
Hedged Items: Loans and advances to customers
Carrying amount of designated loans	13,835		10,374
of which: accumulated amount of fair value hedge adjustment	(109)		100
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	3		111
Foreign exchange risk
Hedged items: Debt issued measured at amortized cost
Carrying amount of designated debt	27,875		21,555
UBS AG | Interest rate risk
Hedged items: Debt issued measured at amortized cost
Carrying amount of designated debt	21,653		24,247
of which: accumulated amount of fair value hedge adjustment	261		761
Hedged items: Other financial assets measured at amortized cost - debt securities
Carrying amount of designated debt securities	2,677	฿ 3,242
of which: accumulated amount of fair value hedge adjustment	(7)	฿ (38)
Hedged Items: Loans and advances to customers
Carrying amount of designated loans	13,835		10,374
of which: accumulated amount of fair value hedge adjustment	(109)		100
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	3		111
Hedged items: funding from UBS Group AG and its subsidiaries
Carrying amount	53,047		46,182
of which: accumulated amount of fair value hedge adjustment	218		1,640
UBS AG | Foreign exchange risk
Hedged items: Debt issued measured at amortized cost
Carrying amount of designated debt	11,392		10,889
Hedged items: funding from UBS Group AG and its subsidiaries
Carrying amount	$ 16,483		$ 10,666